As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Midanek/Pak Ultrashort Duration Fund
Schedule of Investments at June 30, 2006 (Unaudited)
	PAR	VALUE

U.S. Government & Agency Securities - 80.7%

CMO - U.S. Government Agency Mortgage-Backed Securities - 21.0%
FHLMC Pool
6.50%, 11/01/07, Series 1838, Class H	$58,692	$59,067
4.46%, 11/15/07, Series 1422, Class FA (a)	61,081	60,912
6.50%, 02/15/09, Series 1703, Class GB	104,700	104,751
3.50%, 03/15/10, Series 2649, Class QA	16,617	16,577
4.50%, 01/15/11, Series 2643, Class LA	36,392	36,131
4.00%, 11/15/15, Series 2603, Class TB	83,101	82,841
4.00%, 10/15/16, Series 2594, Class QH	33,854	33,772
3.50%, 03/15/19, Series 2684, Class QM	66,935	66,519
4.00%, 04/15/21, Series 2591, Class PJ	47,132	46,770
3.50%, 10/15/23, Series 2723, Class QE	9,423	9,179
6.50%, 06/15/28, Series 2149, Class TK	16,752	16,751
FNMA Pool
3.50%, 04/25/12, Series 2003-55, Class CE	216,319	213,862
3.91%, 09/25/13, Series 1993-220, Class PF (a)	32,686	32,433
4.00%, 11/25/17, Series 2004-21, Class QA	79,243	78,383
3.00%, 04/25/18, Series 2003-84, Class PM	102,392	101,655
3.00%, 06/25/19, Series 2003-46, Class PQ	12,729	12,577
6.00%, 11/25/32, Series 2003-32, Class PM	6,655	6,634
4.50%, 07/25/33, Series 2003-129, Class PQ	50,996	50,548
5.00%, 10/25/35, Series 2005-86, Class KQ	91,736	91,415
5.00%, 10/25/35, Series 2005-87, Class CL	18,390	18,156
GNMA Pool
7.00%, 01/20/07, Series 2001-25, Class PT	38,127	38,130
5.25%, 11/20/30, Series 2002-88, Class HA	47,151	47,004
		1,224,067

U.S. Government Agency Debentures - 32.4%
FHLB
4.17%, 09/14/06 (a)	100,000	99,973
4.01%, 10/27/06	220,000	219,000
4.82%, 02/23/07 (a)	120,000	120,000
4.36%, 09/06/07 (a)	250,000	249,837
FHLMC
6.70%, 01/05/07	280,000	281,555
4.50%, 05/17/07 (a)	30,000	29,734
5.2656%, 06/19/07 (a)	225,000	224,977
FNMA
4.00%, 08/08/06	130,000	129,874
4.375%, 10/15/06	65,000	64,812
5.00%, 01/15/07	375,000	373,884
3.64%, 06/29/07, Callable 12/30/06 @ 100	100,000	98,177
		1,891,823

U.S. Government Agency Mortgage-Backed Securities - 21.0%
FHLMC Pool
6.078%, 02/01/26, #785601 (a)	302,946	309,443
5.171%, 03/01/32, #847003 (a)	13,180	13,463
FNMA Pool
4.49%, 11/01/26, #037029 (a)	36,740	36,743
GNMA Pool
4.375%, 03/20/16, #8108 (a)	53,499	53,567
4.75%, 08/20/17, #8254 (a)	83,231	83,334
4.125%, 12/20/21, #8883 (a)	17,778	17,845
4.375%, 03/20/22, #8936 (a)	26,027	26,070
4.75%, 09/20/22, #8052 (a)	219,512	219,757
4.125%, 12/20/22, #8096 (a)	33,710	33,848
4.375%, 05/20/23, #8198 (a)	33,362	33,355
4.75%, 08/20/23, #8269 (a)	128,493	128,678
4.75%, 08/20/24, #8482 (a)	272,388	272,771
		1,228,874

U.S. Treasuries - 6.3%
U.S. Treasury Note
2.375%, 08/31/06	220,000	219,063
U.S. Treasury Note (TIPS)
3.875%, 01/15/09 (b)	147,397	152,671
		371,734

Total U.S. Government & Agency Securities (Cost $4,725,676)		4,716,498

Asset-Backed Securities - 8.7%

Automotive - 5.0%
Daimler Chrysler
Series 2002-C, Class A4
3.09%, 01/08/08	83,579	83,542
Harley-Davidson Motorcycle
Series 2004-3, Class A1
2.31%, 03/15/09	13,777	13,706
Nissan
Series 2003-A, Class A3A
4.26%, 06/15/09 (a)	7,979	7,981
Onyx
Series 2004-B, Class A3
3.09%, 09/15/08	85,521	85,076
Volkswagen
Series 2003-2, Class A3
2.27%, 10/22/07	19,051	18,994
WFS Financial
Series 2004-2, Class A3
2.85%, 08/20/06	83,688	83,572
		292,871

Credit Cards - 0.9%
Metris
Series 2004-1, Class A
4.4394%, 04/20/11 (a)	54,000	54,110

Equipment - 0.2%
CNH
Series 2003-B, Class A3B
2.47%, 01/15/08	10,296	10,250

Home Equity - 2.6%
Long Beach Mortgage
Series 2005-WL1, Class 2A1
4.9281%, 06/25/35 (a)	81,315	81,319
Specialty Underwriting & Residential Financial
Series 2005-BC1, Class A1A
5.1912%, 12/25/35 (a)	69,066	69,071
		150,390

Total Asset-Backed Securities (Cost $506,954)		507,621

U.S. Government Agency Discount Notes - 4.3%
FFCB
4.95%, 07/06/06 (c)	250,000	249,828

Total U.S. Government Agency Discount Notes (Cost $249,828)		249,828

	SHARES

Money Market Funds - 5.2%
SEI Daily Income Trust Government Fund - Class B	304,707	304,707

Total Money Market Funds (Cost $304,707)		304,707

Total Investments - 98.9%
(Cost $5,787,165)		5,778,654
Other Assets less Liabilities - 1.1%		62,494
Net Assets - 100.0%		$5,841,148

(a) Variable Rate Security - The rate shown is the rate in effect as of June 30, 2006.
(b) U.S. Treasury Inflation-Protected Securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(c) The rate shown is the effective yield as of June 30, 2006.

CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TIPS - Treasury Inflation-Protected Security

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$5,787,482

Gross unrealized appreciation	$4,297
Gross unrealized depreciation	(13,125)
Net unrealized depreciation	$(8,828)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/22/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/22/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 8/22/2006

* Print the name and title of each signing officer under his or her signature.